STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
STOCKHOLDERS' EQUITY [Text Block]

N OTE 3 – STOCKHOLDERS' EQUITY:

a.	Share capital

The Company’s shares are traded on the Over-The-Counter Bulletin Board.

On August 31, 2011, the Company effected a 35 to 1 share split. As a result the issued and outstanding capital of the Company has been increased from 2,300,000 to 80,500,000 shares of common stock with par value of $0.0001 per share. Share data and per share data have been adjusted to reflect the stock split.

On February 2, 2012, two of the Company's shareholders have cancelled 33,873,049 shares of common stock of the Company held by them in connection with the capital raising and other changes in the capital.

b .	Financing:

1.

In February 2012, the Company entered into a subscription agreement with Derby Management LLC (“Derby”) for the sale of 500,000 shares of the Company's common stock at a purchase price of $1.00 per share, for total consideration of $500,000. Under the agreement the subscribers committed to purchase an additional 1,000,000 shares of the Company's common stock at a purchase price of $1.00 per share (the “February Warrants”). The terms of the warrants to be issued are based on the following criteria. 500,000 shares will be issued for an additional consideration of $500,000, upon the earlier of: (i) the Company or its Subsidiary signing an agreement with a clinical center, and (ii) 6 months following the closing of the placement of shares. The remaining 500,000 shares will be issued for an additional consideration of $500,000 upon the feasibility of enhancement of cell propagation capability if achieved prior to February 2, 2015.

2.

In April 2012, the Company completed a private placement of $100,000 with Derby for 100,000 shares of common stock and 100,000 common stock warrants at a purchase price of $1.00 per share (the “April Warrants”).

3.

In July 2012, the Company entered into a subscription agreement with Derby for an additional 500,000 shares of common stock and 500,000 common stock warrants at a purchase price of $1.00 per share (the “July Warrants”) for total consideration of $1.00. In connection with this agreement, the February Warrants were cancelled.

4.

In December 2012, the Company entered into a subscription agreement with Derby for the issuance of 500,000 units for a total consideration of $500,000. Each unit is comprised of one share of the Company's Common Stock and two non-transferable Common Stock warrants. Each Common Stock warrant (“December Warrants”) can be exercised into one share at a purchase price of $0.50 per warrant and is exercisable until November 30, 2014. See also Note 5.  In connection with this agreement, the July Warrants were cancelled.

5.

In March 2013, the Company entered into a loan and warrant subscription agreement with Mediapark A.G., a Marshall Islands company (“Mediapark”). The Company received a loan (the “Loan”) in the total amount of $250,000 and issued to the investor 100,000 warrants (“March Warrant”). Each Common Stock warrant can be exercised into one share at a purchase price of $0.50 per warrant and is exercisable until March 22, 2015. See also Note 5.

The warrants issued are detachable from the loan and classified as a liability due to down- round protection (through ratchet and anti-dilution provisions), therefore the Company allocated the proceeds from Mediapark, first to the warrants based upon the fair value of the warrants, and the residual amount of proceeds was allocated to the Loan. As of the issuance day, the fair value of the warrants was $65,192 based on Monte Carlo pricing-model. See also Note 5.

The loan bears interest at an annual rate of 8%, which is calculated quarterly. The Loan matured on June 30, 2013. The Company has the right to extend the maturity date for an additional period of up to 90 days provided it issues an additional 100,000 warrants (“Additional Warrants”).

If the Company has not paid the Loan in full at the maturity date or, if extended, the extended maturity date, Mediapark has the right of conversion in respect of the total outstanding amount of the Loan including accrued interest as of the conversion date into common shares, at a price per common share equal to the lower of: (1) $0.75 and (2) the value of weighted average price for the five trading days prior to the date of conversion.

On June 30, 2013, the Company exercised its discretion to extend the maturity date of the loan to September 30, 2013. In return for extending the maturity date, the Company issued to Mediapark additional Warrants at an exercise price of $0.50 per warrant. On September 30, 2013, the Company extended the maturity date of the loan to December 31, 2013. See also note 7(1).

6.

In May 2013, the Company entered into a subscription agreement with ATMI, pursuant to which ATMI purchased 1,526,718 units at a price of $0.8515 per unit for total consideration of $1,300,000. Each Unit consists of one share of the Company's Common Stock and one Common Stock warrant. Each Common Stock warrant (“May Warrants”) can be exercised into one share at a purchase price of $1.00 per warrant and is exercisable until May 6, 2015. See also Note 5.

NOTE 3 – STOCKHOLDERS' DEFICIENCY:

1.	Share capital :

The Company’s shares are traded on the Over-The-Counter Bulletin Board.

The share capital is composed of common stock of $0.0001 par value each: 1,750,000,000 shares authorized at November 30, 2012 and November 30, 2011; 49,117,903 and 80,500,000 shares issued and outstanding at November 30, 2012 and November 30, 2011, respectively.

On August 31, 2011, the Company affected a 35 to 1 share split. As a result the issued and outstanding capital of the Company has been increased from 2,300,000 to 80,500,000 shares of common stock with par value of $0.0001 per share. Share data and per share data has been adjusted to reflect the stock split.

On February 2, 2012, two of the Company's shareholders cancelled 33,873,049 shares of common stock of the Company held by them in connection with the capital raising and other changes in the capital.

2.	Financing:

In February 2012, the Company entered into a subscription agreement with Derby Management LLC ("Derby") for the sale of 500,000 shares of the Company's common stock at a purchase price of $1.00 per share, for total consideration of $500,000. Under the agreement the subscribers committed to purchase an additional 1,000,000 shares of the Company's common stock at a purchase price of $1.00 per share (the “February Warrants”). Under the terms of the warrants 500,000 shares will be issued for an additional consideration of $500,000, upon the earlier of: (i) the Company or its Subsidiary signing an agreement with a clinical center, and (ii) 6 months following the closing of the placement of shares. The remaining 500,000 shares will be issued for an additional consideration of $500,000 upon the feasibility of enhancement of cell propagation capability if achieved prior to February 2, 2015.

In April 2012, the Company completed a private placement of $100,000 with Derby for 100,000 shares of common stock and 100,000 common stock warrants at a purchase price of $1.00 per share (the “April Warrants”). The fair value of the April Warrants as of the date of grant was $35,315 using the Black and Scholes option-pricing model based on the following assumptions: dividend yield of 0% for all years; expected volatility of 104%; risk free interest of 1.26%, and an expected life of 2 years.

In July 2012, the Company entered into a subscription agreement with Derby for an additional 500,000 common stock and 500,000 common stock warrants at a purchase price of $1.00 per share (the “July Warrants”) for total consideration of $1.00. In connection with this agreement, the February Warrants were cancelled.

For further information see Note 11(1).